REVENUE AND SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
REVENUE AND SEGMENT INFORMATION
Number of operating segments	1
Components of net revenues
Net revenues	$ 141,674	$ 159,693	$ 126,960
Automotive navigation
Components of net revenues
Net revenues	72,618	92,122	85,853
Mobile/Internet location-based solutions
Components of net revenues
Net revenues	52,368	47,575	27,420
Public sector and enterprise applications
Components of net revenues
Net revenues	14,804	17,693	12,278
Other
Components of net revenues
Net revenues	$ 1,884	$ 2,303	$ 1,409